Acquisitions, Divestitures and Exchanges, acquisitions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Acquisitions, divestitures and exchanges
Goodwill	$ 836,843,000		$ 797,194,000		$ 797,077,000
Licenses	1,423,779,000		1,480,039,000
Franchise rights	123,668,000
Gain (loss) on investments	14,547,000		(3,718,000)		24,103,000
Acquisitions
Acquisitions, divestitures and exchanges
Goodwill	76,915,000	[1]	20,364,000	[1]
Licenses	16,540,000		122,690,000
Franchise rights	123,668,000
Intangible assets subject to amortization	28,725,000	[2]	20,300,000	[2]
Net tangible assets (liabilities)	78,318,000		5,462,000
Purchase price	324,166,000	[3]	168,816,000	[3]
U.S. Cellular
Acquisitions, divestitures and exchanges
Goodwill	232,041,000		269,307,000		288,781,000
Gain (loss) on investments	18,556,000		(3,718,000)		11,373,000
U.S. Cellular | License Acquisitions
Acquisitions, divestitures and exchanges
Licenses	16,540,000		122,690,000
Purchase price	16,540,000	[3]	122,690,000	[3]
U.S. Cellular | License Acquisitions | 700 Mhz Acquisition1
Acquisitions, divestitures and exchanges
Licenses			34,000,000
Date of acquisition			Aug. 15, 2012
Description of acquired entity	On August 15, 2012, U.S. Cellular acquired four 700 MHz licenses covering portions of Iowa, Kansas, Missouri, Nebraska and Oklahoma for $34.0 million.
U.S. Cellular | License Acquisitions | 700 Mhz Acquisition 2
Acquisitions, divestitures and exchanges
Licenses			57,700,000
Date of acquisition			Nov. 20, 2012
Description of acquired entity	On November 20, 2012, U.S. Cellular acquired seven 700 MHz licenses covering portions of Illinois, Michigan, Minnesota, Missouri, Nebraska, Oregon, Washington and Wisconsin for $57.7 million.
U.S. Cellular | Business Acquisitions | Wireless market
Acquisitions, divestitures and exchanges
Purchase price					24,600,000
Valuation technique	income approach valuation method
Date of acquisition					May 09, 2011
Description of acquired entity	On May 9, 2011, pursuant to certain required terms of the partnership agreement, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in this wireless market in which it previously held a 49% noncontrolling interest. In connection with the acquisition of the remaining interest, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method. The gain was recorded in Gain (loss) on investments in the Consolidated Statement of Operations in 2011.
Ownership interest in equity method investment					49.00%
Gain on equity investment remeasurement					13,400,000
Fair value equity investment prior to acquisition					25,700,000
TDS Telecom Wireline
Acquisitions, divestitures and exchanges
Goodwill	420,458,000		420,458,000		420,716,000
Gain (loss) on investments	830,000
TDS Telecom Cable
Acquisitions, divestitures and exchanges
Goodwill	61,712,000
TDS Telecom Cable | Business Acquisitions
Acquisitions, divestitures and exchanges
Goodwill	61,712,000	[1]
Franchise rights	123,668,000
Intangible assets subject to amortization	11,542,000	[2]
Net tangible assets (liabilities)	67,147,000
Purchase price	264,069,000	[3]
TDS Telecom Cable | Business Acquisitions | Baja Broadband, LLC
Acquisitions, divestitures and exchanges
Purchase price	264,100,000
Acquired entity	Baja Broadband, LLC ("Baja")
Date of acquisition	Aug. 01, 2013
Description of acquired entity	On August 1, 2013, TDS Telecom acquired substantially all of the assets of Baja for $264.1 million in cash. Baja is a cable company that operates in markets primarily in Colorado, New Mexico, Texas, and Utah and offers video, broadband and voice services, which complement the TDS Telecom portfolio of products. Baja is included in the Cable segment for reporting purposes.
Weighted average useful life, acquired finite lived intangibles	2 years 11 months
TDS Telecom HMS
Acquisitions, divestitures and exchanges
Goodwill	118,830,000		103,627,000		83,263,000
TDS Telecom HMS | Business Acquisitions
Acquisitions, divestitures and exchanges
Goodwill	15,203,000	[1]	20,364,000	[1]
Intangible assets subject to amortization	17,183,000	[2]	20,300,000	[2]
Net tangible assets (liabilities)	11,171,000		5,462,000
Purchase price	43,557,000	[3]	46,126,000	[3]
TDS Telecom HMS | Business Acquisitions | MSN Communications, Inc.
Acquisitions, divestitures and exchanges
Purchase price	43,600,000
Acquired entity	MSN Communications, Inc. ("MSN")
Date of acquisition	Oct. 04, 2013
Voting stock acquired	100.00%
Description of acquired entity	On October 4, 2013, TDS acquired 100% of the outstanding shares of MSN Communications, Inc. (“MSN”) for $43.6 million in cash. MSN is an information technology solutions provider whose service offerings complement the HMS portfolio of products. MSN is included in the HMS segment for reporting purposes.
Weighted average useful life, acquired finite lived intangibles	10 years
TDS Telecom HMS | Business Acquisitions | Vital Support Systems, LLC
Acquisitions, divestitures and exchanges
Purchase price			46,100,000
Acquired entity	Vital Support Systems, LLC ("Vital")
Date of acquisition			Jun. 11, 2012
Voting stock acquired			100.00%
Description of acquired entity	On June 11, 2012, TDS paid $46.1 million in cash to purchase 100% of the outstanding shares of Vital Support Systems, LLC (“Vital”). Vital is an information technology solutions provider whose service offerings complement the HMS portfolio of products. Vital is included in the HMS segment for reporting purposes.
Weighted average useful life, acquired finite lived intangibles			8 years 1 month
TDS Telecom HMS | Business Acquisitions | OneNeck IT Services
Acquisitions, divestitures and exchanges
Purchase price					95,900,000
Acquired entity	OneNeck IT Services Corporation ("OneNeck IT Services")
Date of acquisition					Jul. 01, 2011
Voting stock acquired					100.00%
Description of acquired entity	On July 1, 2011, TDS paid $95.9 million in cash to purchase 100% of the outstanding shares of OneNeck IT Services Corporation (“OneNeck IT Services”). OneNeck IT Services is a provider of hosted application management and managed IT hosting services to middle market businesses, which complements the HMS portfolio of products. OneNeck IT Services is included in the HMS segment for reporting purposes.
Non-Reportable Segment
Acquisitions, divestitures and exchanges
Goodwill	3,802,000		3,802,000		4,317,000
Non-Reportable Segment | Business Acquisitions | Airadigm Communications, Inc.
Acquisitions, divestitures and exchanges
Valuation technique	income approach valuation method
Acquired entity	Airadigm Communications, Inc. ("Airadigm")
Date of acquisition	Mar. 13, 2013				Sep. 23, 2011
Voting stock acquired	37.00%				63.00%
Description of acquired entity	On September 23, 2011, pursuant to a plan of reorganization in the United States Bankruptcy Court for the Western District of Wisconsin, TDS acquired 63% of Airadigm and a note for $15.5 million in satisfaction of loans made by TDS to Airadigm and interests in Airadigm acquired by TDS from third-parties. Airadigm is a Wisconsin-based wireless service provider. The noncontrolling interest was valued at $0.4 million based on an income approach valuation method. TDS recognized a gain of $12.7 million as a result of the transaction which was recorded in Gain (loss) on investments in the Consolidated Statement of Operations for year ended December 31, 2011. Pursuant to the plan of reorganization, at the acquisition date Airadigm owed $32.7 million to the FCC. This obligation was paid in September 2011.
Cash paid to acquire	3,500,000
Intercompany note					15,500,000
Gain (loss) on investments					12,700,000
Fair value, noncontrolling interest of acquired entity					400,000
Debt assumed from acquisition					$ 32,700,000

[1]	The entire amount of Goodwill acquired in 2013 and 2012 was amortizable for income tax purposes.
[2]	At the date of acquisition, the weighted average amortization period for Intangible Assets Subject to Amortization acquired was as follows: 2013: 2.9 years for TDS Telecom cable business and 10 years for TDS Telecom HMS business; 2012: 8.1 years for TDS Telecom HMS business.
[3]	Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing of cash payments related to the respective transactions.